As filed with the Securities and Exchange Commission on September 17, 2014

Securities Act File No. 33-14190

Investment Company Act File No. 811-05149

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51	☒

(Check appropriate box or boxes)

Funds For Institutions Series

(Exact Name of Registrant as Specified in Charter)

60 State Street

Boston, Massachusetts 02109

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 626-1960

John M. Perlowski

Funds For Institutions Series

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest of FFI Premier Institutional Fund; shares of beneficial interest of FFI Institutional Fund; shares of beneficial interest of FFI Select Institutional Fund; shares of beneficial interest of FFI Government Fund; shares of beneficial interest of FFI Treasury Fund; shares of beneficial interest of FFI Institutional Tax-Exempt Fund.

Master Institutional Money Market LLC has also executed this Registration Statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 17, 2014.

FUNDS FOR INSTITUTIONS SERIES
(Registrant)

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Chief Executive Officer (Principal Executive Officer)	September 17, 2014
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	September 17, 2014
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

IAN A. MACKINNON*	Trustee
Ian A. MacKinnon

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

KENNETH L. URISH*	Trustee
Kenneth L. Urish

	FREDERICK W. WINTER*	Trustee
Frederick W. Winter

	PAUL L. AUDET*	Trustee
Paul L. Audet

	HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/S/ BENJAMIN ARCHIBALD		September 17, 2014
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Institutional Money Market LLC has duly caused this Post-Effective Amendment to the Registration Statement of Funds For Institutions Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 17, 2014.

MASTER INSTITUTIONAL MONEY MARKET LLC

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	September 17, 2014
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	September 17, 2014
Neal J. Andrews

DAVID O. BEIM*	Director
David O. Beim

FRANK J. FABOZZI*	Director
Frank J. Fabozzi

RONALD W. FORBES*	Director
Ronald W. Forbes

DR. MATINA S. HORNER*	Director
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Director
Rodney D. Johnson

HERBERT I. LONDON*	Director
Herbert I. London

CYNTHIA A. MONTGOMERY*	Director
Cynthia A. Montgomery

IAN A. MACKINNON*	Director
Ian A. MacKinnon

JOSEPH P. PLATT*	Director
Joseph P. Platt

ROBERT C. ROBB, JR.*	Director
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Director
Toby Rosenblatt

KENNETH L. URISH*	Director
Kenneth L. Urish

FREDERICK W. WINTER*	Director
Frederick W. Winter

PAUL L. AUDET*		Director
Paul L. Audet

HENRY GABBAY*		Director
Henry Gabbay

*By:	/S/ BENJAMIN ARCHIBALD		September 17, 2014
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase